Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Allowance for doubtful accounts	$ 55,087	$ 55,087
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	5,000,000	5,000,000
Preferred stock, issued (in shares)	3,769,626	3,769,626
Preferred stock, outstanding (in shares)	3,769,626	3,769,626
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	195,000,000	195,000,000
Common stock, issued (in shares)	70,892,250	68,342,250
Common stock, outstanding (in shares)	70,892,250	68,342,250